Share-based payments - Share-based compensation expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based compensation expenses
Share-based compensation expenses	¥ (671,210)	¥ (667,098)	¥ (475,653)
Fulfillment expenses
Share-based compensation expenses
Share-based compensation expenses	(73,151)	(73,235)	(38,428)
Marketing expenses
Share-based compensation expenses
Share-based compensation expenses	(41,063)	(40,364)	(38,459)
Technology and content expenses
Share-based compensation expenses
Share-based compensation expenses	(203,594)	(206,073)	(183,122)
General and administrative expenses
Share-based compensation expenses
Share-based compensation expenses	¥ (353,402)	¥ (347,426)	¥ (215,644)